Schedule of Investments

ARK Autonomous Technology & Robotics ETF

April 30, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 28.0%
AeroVironment, Inc.*	196,389	$29,756,861
Archer Aviation, Inc., Class A*	6,055,725	50,444,189
BWX Technologies, Inc.	120,285	13,125,499
Elbit Systems Ltd. (Israel)	36,612	14,552,904
Intuitive Machines, Inc.*	503,914	4,132,095
Kratos Defense & Security Solutions, Inc.*	2,438,417	82,381,919
L3Harris Technologies, Inc.	57,494	12,649,830
Rocket Lab USA, Inc.*	1,460,129	31,816,211
Total Aerospace & Defense		238,859,508

Automobile Components - 0.6%
Magna International, Inc. (Canada)	159,212	5,534,209

Automobiles - 13.8%
BYD Co. Ltd. (China)(a)	160,578	15,275,785
Tesla, Inc.*	363,936	102,688,182
Total Automobiles		117,963,967

Broadline Retail - 3.5%
Amazon.com, Inc.*	162,172	29,907,760

Diversified Telecommunication - 4.9%
Iridium Communications, Inc.	1,717,112	41,433,913

Electric Utilities - 0.8%
Oklo, Inc.*	284,249	6,748,071

Electronic Equipment, Instruments & Components - 5.3%
Teledyne Technologies, Inc.*	22,069	10,284,816
Trimble, Inc.*	556,730	34,595,202
Total Electronic Equipment, Instruments & Components		44,880,018

Health Care Equipment & Supplies - 1.1%
Intuitive Surgical, Inc.*	18,726	9,658,871

Interactive Media & Services - 2.7%
Alphabet, Inc., Class C	91,784	14,767,128
Baidu, Inc. (China)*(a)	97,852	8,593,362
Total Interactive Media & Services		23,360,490

Machinery - 9.2%
3D Systems Corp.*	2,563,406	4,716,667
Caterpillar, Inc.	27,537	8,516,368
Deere & Co.	66,983	31,050,640
Komatsu Ltd. (Japan)(a)	874,805	25,273,116
Symbotic, Inc.*	404,003	8,718,385
Total Machinery		78,275,176

Oil, Gas & Consumable Fuels - 1.6%
Cameco Corp. (Canada)	307,045	13,863,082

Passenger Airlines - 3.3%
Blade Air Mobility, Inc.*†	5,414,358	14,348,049
Joby Aviation, Inc.*	2,190,834	13,802,254
Total Passenger Airlines		28,150,303

Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc.*	224,540	$21,858,969
NVIDIA Corp.	136,852	14,905,920
QUALCOMM, Inc.	70,350	10,444,161
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	120,066	20,013,801
Teradyne, Inc.	746,742	55,415,724
Total Semiconductors & Semiconductor Equipment		122,638,575

Software - 10.7%
Aurora Innovation, Inc.*	2,320,866	16,803,070
Palantir Technologies, Inc., Class A*	502,222	59,483,173
Synopsys, Inc.*	19,576	8,985,580
UiPath, Inc., Class A*	531,968	6,351,698
Total Software		91,623,521
Total Common Stocks
(Cost $853,497,000)		852,897,464
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 4.20% (b)
(Cost $547,894)	547,894	547,894
Total Investments–100.0%
(Cost $854,044,894)		853,445,358
Other Assets in Excess of Liabilities–0.0%(c)		51,409
Net Assets–100.0%		$853,496,767

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2025.
(c)	Less than 0.05%

Schedule of Investments (Continued)

ARK Autonomous Technology & Robotics ETF

April 30, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2024(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2025	Value ($) at 4/30/2025(a)
Common Stock — 1.7%
Passenger Airlines — 1.7%
Blade Air Mobility, Inc.
17,534,702	3,303,490	(2,750,756)	(103,596)	(3,635,791)	–	–	–	5,414,358	14,348,049
$17,534,702	$3,303,490	$(2,750,756)	$(103,596)	$(3,635,791)	$–	$–	$–	5,414,358	$14,348,049

(a)

The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of April 30, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2025, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$852,897,464	$–	$–	$852,897,464
Money Market Fund	547,894	–	–	547,894
Total	$853,445,358	$–	$–	$853,445,358

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.